Investment Objectives and Goals	Aug. 28, 2025
Pacer Trendpilot® US Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® US Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® US Large Cap ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index (the “Index”).

Pacer Trendpilot® US Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® US Mid Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® US Mid Cap ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Mid Cap Index (the “Index”).

Pacer Trendpilot® 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot® Index (the “Index”).

Pacer Trendpilot® European Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® European Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® European Index ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® European Index (the “Index”).

Pacer Trendpilot® International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® International ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® International Index (the “Index”).

Pacer Trendpilot® US Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® US Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® US Bond ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Bond Index (the “Index”).

Pacer Trendpilot® Fund of Funds ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Trendpilot® Fund of Funds ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Trendpilot® Fund of Funds ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® Fund of Funds Index (the “Index” or the “Fund of Funds Index”).

Pacer US Cash Cows 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Cash Cows 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows 100 Index (the “Index”).

Pacer US Small Cap Cash Cows ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Small Cap Cash Cows ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Small Cap Cash Cows ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Small Cap Cash Cows Index (the “Index”).

Pacer Global Cash Cows Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Global Cash Cows Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Global Cash Cows Dividend ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows Dividend Index (the “Index”).

Pacer Developed Markets International Cash Cows 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Developed Markets International Cash Cows 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Developed Markets International Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Developed Markets International Cash Cows 100 Index (the “Index”).

Pacer Emerging Markets Cash Cows 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Emerging Markets Cash Cows 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Emerging Markets Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Emerging Markets Cash Cows 100 Index (the “Index”).

Pacer US Large Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Large Cap Cash Cows Growth Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer US Large Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Large Cap Cash Cows Growth Leaders Index (the “Index”).
Pacer US Small Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Small Cap Cash Cows Growth Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Small Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Small Cap Cash Cows Growth Leaders Index (the “Index”).

Pacer US Cash Cows Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Cash Cows Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Cash Cows Growth ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows Growth Index (the “Index”).

Pacer Cash Cows Fund of Funds ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Cash Cows Fund of Funds ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Cash Cows Fund of Funds ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Cash Cows Fund of Funds Index (the “Index” or the “Fund of Funds Index”).

Pacer US Export Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Export Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Export Leaders Index (the “Index”).

Pacer International Export Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer International Export Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer International Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer International Export Leaders Index (the “Index”).

Pacer Hotel & Lodging Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Hotel & Lodging Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Hotel & Lodging Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Hotel & Lodging Real Estate Index (the “Index”).

Pacer Apartments & Residential Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Apartments & Residential Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Apartments & Residential Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Apartments & Residential Real Estate Index (the “Index”).

Pacer Healthcare Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Healthcare Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Healthcare Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Healthcare Real Estate Index (the “Index”).

Pacer Industrial Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Industrial Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Industrial Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index (the “Index”).

Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Data & Infrastructure Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Data & Infrastructure Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”).

Pacer Autopilot Hedged European Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Autopilot Hedged European Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Autopilot Hedged European Index ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Autopilot Hedged European Index (the “Index”).

Pacer WealthShield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer WealthShield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer WealthShield ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer WealthShield Index (the “Index”).
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer CFRA-Stovall Global Seasonal Rotation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer CFRA-Stovall Global Seasonal Rotation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the CFRA-Stovall Global Seasonal Rotation Index (USD) (the “Index”).

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the CFRA-Stovall Equal Weight Seasonal Rotation Index (the “Index”).

Pacer Lunt Large Cap Alternator ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Lunt Large Cap Alternator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Lunt Large Cap Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. Large Cap Equity Rotation Index (the “Index”).

Pacer Lunt MidCap Multi-Factor Alternator ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Lunt MidCap Multi-Factor Alternator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Lunt MidCap Multi-Factor Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. MidCap Multi-Factor Rotation Index (the “Index”).

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Lunt Large Cap Multi-Factor Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (the “Index”).

Pacer Aristotle Pacific Floating Rate High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Aristotle Pacific Floating Rate High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Aristotle Pacific Floating Rate High Income ETF (the “Fund” or “FLRT”) is an exchange traded fund (“ETF”) that seeks to provide a high level of current income.
Pacer Data and Digital Revolution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Data and Digital Revolution ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Data and Digital Revolution ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Data Transmission and Communication Revolution Index (the “Index”).
Pacer Industrials and Logistics ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Industrials and Logistics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Industrials and Logistics ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Global Supply Chain Infrastructure Index (the “Index”).
Pacer MSCI World Industry Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer MSCI World Industry Advantage ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer MSCI World Industry Advantage ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the MSCI World Ricardo Comparative Advantage Select Index (the “Index”).

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index (the “Index”).

Pacer Nasdaq International Patent Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Nasdaq International Patent Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Nasdaq International Patent Leaders ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Nasdaq International Patent Leaders Index (the “Index”).